Employee Benefits - Schedule of Employee Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Classes of employee benefits expense [abstract]
Defined benefit plan	$ 156,732	$ 144,862
Other benefits Short term	105,792	89,567
Other benefits Long term	4,491	803
Total	267,015	235,232
Current	148,678	125,147
Non - current	118,337	110,085
Total	$ 267,015	$ 235,232